Contents of Significant Accounts - Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ (5,561,999)	$ (5,411,069)
Service cost	(11,009)	(13,090)
Interest income (cost)	(16,130)	(36,254)
Subtotal	(27,139)	(49,344)
Arising from changes in demographic assumptions	(4,537)
Arising from changes in financial assumptions	(123,140)	(173,615)
Experience adjustments	(91,268)	(70,461)
Subtotal	(218,945)	(244,076)
Benefits paid	349,750	142,490
Ending balance	(5,458,333)	(5,561,999)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,399,345	1,385,696
Interest income (cost)	4,059	9,284
Contribution by employer	505,890	95,360
Benefits paid	(349,750)	(142,490)
Return on plan assets, excluding amounts included in interest income	21,468	51,495
Ending balance	$ 1,581,012	$ 1,399,345